UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21227
Investment Company Act File Number
Eaton Vance Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Pennsylvania Municipal Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.0%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 2.7%
$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,015,290

		$1,015,290

Hospital — 14.7%
$750	Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$734,242
1,000	Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	941,900
1,455	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,463,861
1,250	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,157,137
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	234,780
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675,439
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	244,968

		$5,452,327

Insured-Electric Utilities — 6.1%
$1,610	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,515,799
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	728,092

		$2,243,891

Insured-General Obligations — 27.8%
$1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,321,750
660	Centennial School District, (AGM), 5.25%, 12/15/37	684,915
1,350	Central Greene School District, (AGM), 5.00%, 2/15/35	1,369,305
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	320,190
500	Harrisburg School District, (AGC), 5.00%, 11/15/33	511,240
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,536,040
1,500	Norwin School District, (AGM), 3.25%, 4/1/27	1,295,340
1,500	Reading School District, (AGM), 5.00%, 3/1/35	1,522,920
1,000	Scranton School District, (AGM), 5.00%, 7/15/38	1,001,910
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	747,737

		$10,311,347

Insured-Hospital — 8.6%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$294,735
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	513,610
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,590,014
865	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	801,967

		$3,200,326

Insured-Industrial Development Revenue — 2.8%
$1,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$1,018,540

		$1,018,540

Insured-Lease Revenue/Certificates of Participation — 4.7%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$511,965
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,243,711

		$1,755,676

Principal
Amount
(000’s omitted)	Security	Value
Insured-Private Education — 11.8%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,000,810
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,666,458
1,305	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,191,243
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	506,555

		$4,365,066

Insured-Public Education — 10.5%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$511,690
1,200	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,131,048
500	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	435,780
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	522,825
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	387,221
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	889,726

		$3,878,290

Insured-Sewer Revenue — 16.9%
$300	Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$306,222
1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,595,205
695	Ambridge Borough Municipal Authority, Sewer Revenue, (AGM), 4.60%, 10/15/41	621,879
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	734,265
1,430	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	588,917
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	887,494
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,512,600

		$6,246,582

Insured-Special Tax Revenue — 4.8%
$22,015	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,193,873
3,510	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	374,131
2,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	220,313

		$1,788,317

Insured-Transportation — 15.1%
$2,000	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(1)	$2,205,340
295	Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	308,275
1,000	Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,014,910
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,047,374

		$5,575,899

Insured-Utilities — 2.2%
$890	Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$815,222

		$815,222

Insured-Water and Sewer — 1.8%
$500	Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35(2)	$511,485
150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	151,575

		$663,060

Private Education — 20.5%
$1,050	Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,102,111
1,500	General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,537,095
625	Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	598,550
925	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925,259

Principal
Amount
(000’s omitted)	Security	Value
$2,900	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,905,742
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	513,660

		$7,582,417

Public Education — 3.5%
$500	Pennsylvania State University, 5.00%, 3/1/40	$518,295
750	State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	777,548

		$1,295,843

Senior Living/Life Care — 0.5%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$195,972

		$195,972

Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$115,543

		$115,543

Transportation — 7.6%
$1,500	Allegheny County Port Authority, 5.75%, 3/1/29	$1,615,710
465	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	466,437
730	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730,248

		$2,812,395

Water and Sewer — 2.1%
$765	Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	$782,366

		$782,366

Total Tax-Exempt Investments — 165.0% (identified cost $63,490,644)		$61,114,369

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.7)%		$(21,725,765)

Other Assets, Less Liabilities — (6.3)%		$(2,342,874)

Net Assets Applicable to Common Shares — 100.0%		$37,045,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 68.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 26.5% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $347,810.

A summary of open financial instruments at June 30, 2011 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$1,000,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(11,163)
Barclays Bank PLC	3,000,000	4.436	3-month USD-LIBOR-BBA	July 11, 2011/ July 11, 2041	(188,375)
JPMorgan Chase Co.	725,000	4.088	3-month USD-LIBOR-BBA	September 9, 2011/ September 9, 2041	3,870

					$(195,668)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $3,870 and $199,538, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,197,603

Gross unrealized appreciation	$598,312
Gross unrealized depreciation	(3,221,546)

Net unrealized depreciation	$(2,623,234)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,114,369	$—	$61,114,369

Total Investments	$—	$61,114,369	$—	$61,114,369

Interest Rate Swaps	$—	$3,870	$—	$3,870

Total	$—	$61,118,239	$—	$61,118,239

Liability Description

Interest Rate Swaps	$—	$(199,538)	$—	$(199,538)

Total	$—	$(199,538)	$—	$(199,538)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 25, 2011